STATUTORY RESERVE AND DISTRIBUTION OF PROFIT (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Statutory Reserve And Distribution Of Profit
Annual tax profits percentage	10.00%
Statutory reserve percentage	50.00%
General reserve	$ 14.0	$ 14.0